Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation

		Country of incorporation	Statements of Operations
Company name	Vessel name		2017	2016	2015
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation(****)	Navios Gemini S	Marshall Is.	1/01 – 12/21	1/01 – 12/31	1/01 – 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A. (***)	Navios Apollon	Marshall Is.	1/01 – 04/21	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 12/31	12/30 –12/31	—
Finian Navigation Co.	Navios Ace	Marshall Is.	6/09 – 12/31	—	—
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	6/07 – 12/31	—	—
Wave Shipping Corp.	Navios Libertas	Marshall Is.	7/10 – 12/31	—	—
Casual Shipholding Co.	Navios Sol	Marshall Is.	7/17 – 12/31	—	—
Avery Shipping Company	Navios Symphony	Marshall Is.	9/20 – 12/31	—	—
Coasters Ventures Ltd	Navios Christine B	Marshall Is.	8/11 – 12/31	—	—
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	8/21 – 12/31	—	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Dune Shipping Corp. (**)	MSC Cristina	Marshall Is.	1/01 – 01/12	1/01 – 12/31	4/22 – 12/31
Citrine Shipping Corporation	—	Marshall Is.	—	—	—
Cavalli Navigation Inc.	—	Marshall Is.	—	—	—
Cavos Navigation Co.	—	Marshall Is.	—	—	—
Seymour Trading Limited	—	Marshall Is.	—	—	—
Goldie Services Company	—	Marshall Is.	—	—	—
Olympia II Navigation Limited	MOL Dominance	Marshall Is.	05/25 – 08/29	—	—
Pingel Navigation Limited	MOL Delight	Marshall Is.	05/25 – 08/29	—	—
Ebba Navigation Limited	MOL Destiny	Marshall Is.	05/25 – 08/29	—	—
Clan Navigation Limited	MOL Devotion	Marshall Is.	05/25 – 08/29	—	—
Sui An Navigation Limited	MOL Dedication	Marshall Is.	05/25 – 08/29	—	—
Bertyl Ventures Co.	Navios Azure	Marshall Is.	07/12 – 08/29	—	—
Silvanus Marine Company	Navios Summer	Marshall Is.	07/12 – 08/29	—	—
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	07/17 – 08/29	—	—
Enplo Shipping Limited	Navios Verde	Marshall Is.	07/17 – 08/29	—	—
Morven Chartering Inc.	Navios Verano	Marshall Is.	07/25 – 08/29	—	—
Rodman Maritime Corp.	Navios Spring	Marshall Is.	08/03 – 08/29	—	—
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	08/03 – 08/29	—	—
Velour Management Corp.	Navios Vermilion	Marshall Is.	08/03 – 08/29	—	—
Evian Shiptrade Ltd.	Navios Amaranth	Marshall Is.	08/03 – 08/29	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	—	—	1/01 – 03/05
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	—	—	1/01 – 02/28
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	05/25 – 08/29	—	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	05/25 – 08/29	—	—
Navios Maritime Containers Inc.	Holding Company	Marshall Is.	04/28 – 08/29	—	—

(*)Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(**)The vessel was classified as held for sale as at December 31, 2016 and was sold on January 12, 2017 (see Note 7 – Vessels, net).

(***)The vessel was sold on April 21, 2017 (see Note 7 – Vessels, net).

(****) The vessel was sold on December 21, 2017 (see Note 7 – Vessels, net).